Borrowings and debt	12 Months Ended
Dec. 31, 2022
Borrowings and debt
Borrowings and debt
21.    Borrowings and debt
Borrowings consist of bilateral funding and syndicated loans obtained from international banks. Debt instruments consist of public and private issuances under the Bank's Euro Medium-Term Notes (“EMTN”) Program as well as the Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market.
The Bank’s funding activities include: (i) EMTN, which may be used to issue notes for up to $2.250 million, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission of Mexico (“CNBV”, for its acronym in Spanish), for an authorized aggregate principal amount of 25 billion Mexican pesos with maturities from 1 day to 30 years.
Some borrowing agreements include various events of default and covenants relating to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2022, the Bank was in compliance with all those covenants.
Carrying amount of borrowings and debt is detailed as follows:

	December 31, 2022
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	2,153,351	42,255	650,275	1,580,727	4,426,608
Transaction costs	(1,376)	(5)	(2,952)	(5,764)	(10,097)
	2,151,975	42,250	647,323	1,574,963	4,416,511

	December 31, 2021
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,547,845	34,213	329,888	1,398,223	3,310,169
Transaction costs	—	—	(498)	(5,493)	(5,991)
	1,547,845	34,213	329,390	1,392,730	3,304,178
Short-term borrowings and debt
The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, plus prepaid commissions, is as follows:

	December 31,
	2022	2021
Short-term borrowings:
At fixed interest rates	1,584,776	1,102,621
At floating interest rates	568,575	445,224
Principal	2,153,351	1,547,845
Less: Transaction costs	(1,376)	—
Total short-term borrowings, net	2,151,975	1,547,845

Short-term debt:
At floating interest rates	42,255	34,213
Principal	42,255	34,213
Less: Transaction costs	(5)	—
Total short-term debt, net	42,250	34,213

Total short-term borrowings and debt	2,194,225	1,582,058

Range of fixed interest rates on borrowings and debt in U.S. dollars	1.53% to 6.52%	0.50% to 2.02%
Range of floating interest rates on borrowings in U.S. dollars	4.90% to 5.72%	0.35% to 0.81%
Range of floating interest rates on borrowings and debt in Mexican pesos	10.97% to 12.00%	5.39% to 6.56%
Range of fixed interest rates on borrowings and debt in Japanese yen	0.84% to 1.23%	—

The outstanding balances of short-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2022	2021
US dollar	1,593,531	1,401,122
Mexican peso	405,830	180,936
Japanese yen	196,245	—
Carrying amount - principal	2,195,606	1,582,058
Long-term borrowings and debt

The breakdown of long-term borrowings and debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions are as follows:

	December 31,
	2022	2021
Long-term borrowings:
At fixed interest rates with due dates from May 2023 to September 2023	75,000	115,043
At floating interest rates with due dates from August 2023 to May 2026	575,275	214,845
Principal	650,275	329,888
Less: Transaction costs	(2,952)	(498)
Total long-term borrowings, net	647,323	329,390

Long-term debt:
At fixed interest rates with due dates from January 2023 to November 2034	1,136,743	927,550
At floating interest rates with due dates from January 2023 to February 2026	443,984	470,673
Principal	1,580,727	1,398,223
Less: Transaction costs	(5,764)	(5,493)
Total long-term debt, net	1,574,963	1,392,730

Total long-term borrowings and debt, net	2,222,286	1,722,120

Range of fixed interest rates on borrowings and debt in U.S. dollars	0.80% to 5.81%	0.80% to 2.38%
Range of floating interest rates on borrowings and debt in U.S. dollars	4.96% to 6.04%	0.97% to 1.80%
Range of fixed interest rates on borrowings in Mexican pesos	6.50% to 9.20%	6.50% to 9.09%
Range of floating interest rates on borrowings and debt in Mexican pesos	10.55% to 10.93%	5.43% to 6.87%
Range of fixed interest rates on debt in Japanese yens	0.40% to 1.27%	0.40% to 0.95%
Range of fixed interest rates on debt in Euros	0.23% to 3.75%	0.23% to 3.75%
Range of fixed interest rates on debt in Australian dollars	1.41% to 6.81%	1.41%
Range of fixed interest rates on debt in Sterling pounds	1.50%	1.50%
Range of fixed interest rates on debt in Swiss franc	0.35%	0.35%
Long-term borrowings and debt (continued)
The outstanding balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2022	2021
US dollar	1,155,275	812,496
Mexican peso	845,867	643,490
Euro	111,095	121,443
Japanese yen	76,513	116,518
Australian dollar	26,968	18,174
Swiss franc	10,820	10,979
Sterling pound	4,464	5,011
Carrying amount - principal	2,231,002	1,728,111
Future payments of long-term borrowings and debt outstanding as of December 31, 2022, are as follows:

Year	Outstanding
2023	211,175
2024	550,907
2025	928,246
2026	258,705
2027	256,756
2029	15,272
2034	9,941
Carrying amount - principal	2,231,002
The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statement of cash flows :

	2022	2021	2020
Balance as of January 1,	3,304,178	1,966,271	3,118,396
Net increase (decrease) in short-term borrowings and debt	579,065	1,196,710	(1,212,023)
Proceeds from long-term borrowings and debt	1,038,110	266,640	827,732
Payments of long-term borrowings and debt	(536,792)	(97,520)	(781,274)
Change in foreign currency rates	45,460	(27,528)	15,902
Fair value adjustment due to hedge accounting relationship	(9,334)	(2,034)	826
Other adjustments	(4,176)	1,639	(3,288)
Balance as of December 31,	4,416,511	3,304,178	1,966,271
The reconciliation of the movements of the equity accounts that are part of the financing activities are presented in the consolidated statement of changes in equity.